Cover	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity File Number	333-197692
Entity Registrant Name	Star Alliance International Corp.
Entity Central Index Key	0001614556
Entity Tax Identification Number	37-1757067
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5743 Corsa Avenue Suite 218
Entity Address, City or Town	Woodland Hill
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	(833)
Local Phone Number	443-7827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false